Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 3:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	The facilities of the Company are leased under various operating lease agreements for periods ending no later than 2027. The Company also leases motor vehicles under various operating leases, which expire on various dates, the latest of which is in 2024.

Future minimum lease payments under non-cancelable operating leases as of June 30, 2021 (unaudited) are as follows:

June 30, 2021
Unaudited

2021	$635
2022	1,232
2023	1,052
2024	294
Thereafter	705

Total	$3,918

As of June 30, 2021 (unaudited), the Company made advance payments on account of installments on car leases in the amount of $74.

Lease and rental expenses for the six months ended June 30, 2021 (unaudited) and June 30, 2020 were $566 and $500, respectively.

b.	In connection with its research and development programs, the Company received participation payments from the Israel Innovation Authority of the Ministry of Economy in Israel (“IIA”) of $5,139 for industrial research and development projects as of June 30, 2021 (unaudited). In return for the IIA’s participation, the Company is committed to pay royalties at a rate of 3% of sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR. During the six months ended June 30, 2021 (unaudited) and the year ended December 31, 2020, no royalties have been paid or accrued.

c.	On January 9, 2020, the Company entered into an agreement for an automatic filling machine for the Company’s manufacturing plant in a total amount of EUR 1,377. As of June 30, 2021, the Company paid a pre-payment of EUR 505 and will pay the remaining of the payments during the remainder of 2021 according to the milestones of the agreement.